Net (Loss) Income Per Share (Tables)	12 Months Ended
Mar. 31, 2024
Net (Loss) Income Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share	The following table sets forth the computation of basic and diluted net income (loss) per share for years indicated:
	Year ended March 31,
	2022	2023	2024
	$	$	$
Net income (loss) attributable to Highway Holdings
Limited’s shareholders, basic and diluted	443	(294)	(959)

Shares:
Weighted average common shares used in computing basic net income (loss) per share	4,033,346	4,070,524	4,373,236

Dilutive stock option	154,385	-	-

Weighted average common shares used in computing diluted net income (loss) per share	4,187,731	4,070,524	4,373,236

Net income (loss) per share, basic	0.11	(0.07)	(0.22)

Net income (loss) per share, diluted	0.11	(0.07)	(0.22)